FINANCIAL ASSETS AND LIABILITIES Narrative (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) t	Dec. 31, 2017 USD ($) t
Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount	$ 500.0	$ 500.0
Bunker derivatives
Derivative [Line Items]
Derivative, nonmonetary notional amount, mass | t	15,300	36,000
Currency Swap
Derivative [Line Items]
Derivative, notional amount	$ 6.4	$ 7.0